Restructuring	6 Months Ended
Jun. 30, 2022
Restructuring [Abstract]
Disclosure of Restructuring [text block]
Restructuring
Restructuring is primarily driven by the implementation of the Group’s strategic changes as announced in the third quarter 2019. The Group has defined and is in the process of implementing measures that aim to strengthen the bank, position it for growth and simplify its organizational set-up. The measures also aim to reduce adjusted costs through higher efficiency, by optimizing and streamlining processes, and by exploiting synergies.
Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate.
In the first quarter of 2022, the Group decided to cancel certain measures related to a portion of a restructuring plan in the Private Bank. Hence, the related provision was partly reversed, and the Group recognized a credit of € 43 million in the Consolidated Statement of Income.
In the second quarter of 2022, the underlying assumptions for the restructuring provisions were reviewed resulting in a partial release, and the Group recognized a credit of € 36 million in the Consolidated Statement of Income.
Net restructuring expense by division
	Three months ended		Six months ended
in € m.	Jun 30, 2022	Jun 30, 2021	Jun 30, 2022	Jun 30, 2021
Corporate Bank	(2)	5	(2)	17
Investment Bank	2	11	3	12
Private Bank	(35)	69	(80)	71
Asset Management	0	1	0	2
Capital Release Unit	(1)	1	(1)	1
Corporate & Other	0	(0)	0	(0)
Total Net Restructuring Charges	(36)	86	(80)	102

Net restructuring expense by type
	Three months ended		Six months ended
in € m.	Jun 30, 2022	Jun 30, 2021	Jun 30, 2022	Jun 30, 2021
Restructuring – Staff related	(36)	65	(79)	83
Of which:
Termination Payments	(42)	63	(85)	81
Retention Acceleration	5	2	6	2
Social Security	0	(0)	0	(0)
Restructuring – Non Staff related[1]	(0)	20	(1)	19
Total net restructuring Charges	(36)	86	(80)	102

[1] Contract costs, mainly related to real estate.
Provisions for restructuring amounted to € 387 million and € 582 million as of June 30, 2022 and December 31, 2021, respectively. The majority of the current provisions for restructuring should be utilized in the next two years.
During the six months ended June 30, 2022,  331 full-time equivalent staff were reduced as part of our restructuring program. These reductions were identified within:
Organizational changes
Full-time equivalent staff	Three months ended Jun 30, 2022	Six months ended Jun 30, 2022
Corporate Bank	34	53
Investment Bank	13	24
Private Bank	116	197
Asset Management	0	0
Capital Release Unit	0	0
Infrastructure	34	57
Total full-time equivalent staff	197	331